Expense Example {- Fidelity Strategic Real Return Fund} - 09.30 Fidelity Strategic Real Return Fund Class K6 - Pro-06 - Fidelity Strategic Real Return Fund - Class K6	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 57
3 years	203
5 years	367
10 years	$ 842